Schedule of cash and cash equivalents (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Notes and other explanatory information [abstract]
Cash at bank and in hand	$ 2,018	$ 60	$ 199	$ 553